Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid in capital	Treasury stock	Retained Earnings	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2024	$ 440	$ 475,812	$ (33,524)	$ 164,914		$ 607,642
Balance (in shares) at Dec. 31, 2024	40,455
Issue of common stock	$ 2	(2)
Issue of common stock (in shares)	169
Share-based compensation		647				647
Preferred dividends				(629)		(629)
Common dividends				(3,236)		(3,236)
Net Income				6,253		6,253
Balance at Mar. 31, 2025	$ 442	476,458	(33,524)	167,301		610,677
Balance (in shares) at Mar. 31, 2025	40,624
Balance at Dec. 31, 2024					$ 27,782
Balance (in shares) at Dec. 31, 2024					30
Balance at Mar. 31, 2025					$ 27,782
Balance (in shares) at Mar. 31, 2025					30
Balance at Dec. 31, 2024	$ 440	475,812	(33,524)	164,914		607,642
Balance (in shares) at Dec. 31, 2024	40,455
Balance at Dec. 31, 2025	$ 443	478,619	(33,524)	188,799		634,337
Balance (in shares) at Dec. 31, 2025	40,731
Balance at Dec. 31, 2024					$ 27,782
Balance (in shares) at Dec. 31, 2024					30
Issue of common stock	$ 1	(1)
Issue of common stock (in shares)	71
Share-based compensation		531				531
Common dividends				(3,666)		(3,666)
Net Income				23,583		23,583
Balance at Mar. 31, 2026	$ 444	$ 479,149	$ (33,524)	$ 208,717		$ 654,786
Balance (in shares) at Mar. 31, 2026	40,802